INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ (11,881)	$ (4,782)
Foreign tax rates different from statutory rate	(4,831)	(5,018)
Change in tax rates		291
Withholding taxes, net of tax credits	664	665
Stock-based compensation	586	541
Foreign exchange	2,985	3,738
Inflationary adjustment	2,404	3,710
Other non-deductible items	2,493	1,259
Adjustments recognized in the current year in relation to prior years	(568)	(319)
Current year losses not recognized	13,331	4,212
Special mining duty Mexican tax	(1,121)	535
Recognition of previously unrecognized losses		(10,104)
Income tax expense	$ 4,062	$ (5,272)